Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Summary of Revenue
The revenues as of December 31, 2021, 2020 and 2019, are summarized as follows:

	2021	2020	2019
Maritime
Parcel tankers	$294,641	$340,767	$287,140
Maritime administration services	42,416	131,136	159,772
Shipyard	139,226	100,864	164,917
Bulk carrier	174,643	85,085	162,897
Tugboats	-	-	81,707
Offshore vessels	146,950	93,373	12,072
Mud boats	166,220	-	-

Ports and terminals
Port services	14,967	41,659	90,144
Shipping agencies	10,360	27,530	79,695

Logistics, warehousing and other businesses
Repair of containers	158,511	196,584	211,171
Warehousing	153,497	139,042	171,867
Intermodal terminal	44,292	41,794	49,157
Automotive services	5,990	5,447	5,144
Total consolidated revenue	$1,351,713	$1,203,281	$1,475,683